LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.43%
Aerospace & Defense–2.04%
AAR	5,389	$ 95,709
†Aerojet Rocketdyne Holdings	7,418	310,295
†Aerovironment	2,215	135,026
†Astronics	2,505	22,996
†Astronics Class B	1,301	11,839
†Axon Enterprise	1,811	128,164
Boeing	16,684	2,488,252
BWX Technologies	5,833	284,125
Cubic	3,909	161,481
Curtiss-Wright	4,750	438,947
†Ducommun	1,600	39,760
General Dynamics	10,719	1,418,231
HEICO	3,196	238,454
HEICO Class A	4,785	305,761
Hexcel	10,095	375,433
†Howmet Aerospace	26,523	425,959
Huntington Ingalls Industries	3,927	715,539
†Kratos Defense & Security Solutions	12,058	166,883
L3Harris Technologies	7,163	1,290,200
Lockheed Martin	10,448	3,541,350
†Mercury Systems	3,446	245,838
Moog Class A	3,369	170,236
National Presto Industries	1,066	75,483
Northrop Grumman	6,923	2,094,554
Park Aerospace	2,423	30,530
Raytheon	11,202	1,469,142
Raytheon Technologies	30,252	2,853,671
Spirit AeroSystems Holdings Class A	8,350	199,815
†Teledyne Technologies	1,944	577,893
Textron	22,144	590,580
TransDigm Group	1,903	609,322
Triumph Group	2,049	13,851
†Vectrus	2,921	120,959
		21,646,278
Air Freight & Logistics–0.65%
†Air Transport Services Group	10,584	193,476
†Atlas Air Worldwide Holdings	3,789	97,264
CH Robinson Worldwide	9,962	659,484
†Echo Global Logistics	6,655	113,667
Expeditors International of Washington	11,713	781,491
FedEx	11,277	1,367,449
Forward Air	4,082	206,753
†Hub Group Class A	4,075	185,290
United Parcel Service Class B	28,400	2,653,128
†XPO Logistics	12,314	600,308
		6,858,310
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Airlines–0.49%
Alaska Air Group	15,098	$ 429,840
Allegiant Travel	2,388	195,338
American Airlines Group	20,094	244,946
Copa Holdings Class A	4,120	186,595
Delta Air Lines	45,097	1,286,618
Hawaiian Holdings	6,305	65,824
†JetBlue Airways	33,203	297,167
SkyWest	6,659	174,399
Southwest Airlines	36,643	1,304,857
†Spirit Airlines	10,860	139,985
†United Airlines Holdings	26,032	821,310
		5,146,879
Auto Components–0.45%
†Adient	7,115	64,533
†American Axle & Manufacturing Holdings	21,651	78,160
Aptiv	13,599	669,615
Autoliv	7,240	333,112
BorgWarner	18,194	443,388
Cooper Tire & Rubber	8,107	132,144
†Cooper-Standard Holdings	2,502	25,695
Dana	23,970	187,206
†Delphi Technologies	6,922	55,722
†Dorman Products	3,454	190,903
†Fox Factory Holding	3,534	148,428
†Garrett Motion	3,608	10,319
Gentex	34,298	760,044
†Gentherm	4,875	153,075
Goodyear Tire & Rubber	34,879	202,996
†Horizon Global	2,190	4,095
LCI Industries	3,863	258,164
Lear	7,285	591,906
†Modine Manufacturing	8,303	26,985
†Motorcar Parts of America	2,029	25,525
Standard Motor Products	2,906	120,802
†Stoneridge	3,532	59,161
Superior Industries International	3,283	3,940
Tenneco Class A	8,836	31,810
†Veoneer	7,240	52,997
†Visteon	3,380	162,172
		4,792,897
Automobiles–0.40%
Ford Motor	226,767	1,095,285
General Motors	85,499	1,776,669
Harley-Davidson	15,921	301,384
†Tesla	1,541	807,484
Thor Industries	3,173	133,837
Winnebago Industries	5,327	148,144
		4,262,803
LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks–5.41%
1st Source	3,376	$ 109,484
Allegiance Bancshares	1,697	40,915
Ameris Bancorp	8,107	192,622
Arrow Financial	484	13,489
Associated Banc-Corp	16,938	216,637
†Atlantic Capital Bancshares	2,200	26,114
Atlantic Union Bankshares	7,033	154,023
Banc of California	9,953	79,624
BancFirst	3,473	115,894
†Bancorp	11,149	67,674
BancorpSouth Bank	10,113	191,338
Bank of America	258,358	5,484,940
Bank of Hawaii	5,106	282,055
Bank of Marin Bancorp	800	24,000
Bank of NT Butterfield & Son	7,533	128,287
Bank OZK	13,694	228,690
BankUnited	12,210	228,327
Banner	5,972	197,315
Berkshire Hills Bancorp	5,646	83,900
BOK Financial	5,728	243,784
Boston Private Financial Holdings	14,301	102,252
Bridge Bancorp	2,824	59,756
Brookline Bancorp	16,250	183,300
Bryn Mawr Bank	3,680	104,438
Cadence BanCorp	17,046	111,651
Camden National	1,998	62,837
Capital City Bank Group	800	16,096
Carolina Financial	4,015	103,868
Cathay General Bancorp	8,683	199,275
CBTX	1,306	23,208
CenterState Bank	10,580	182,293
Central Pacific Financial	5,001	79,516
CIT Group	10,032	173,152
Citigroup	72,496	3,053,532
Citizens Financial Group	10,989	206,703
City Holding	2,841	189,012
CNB Financial	543	10,246
Columbia Banking System	8,265	221,502
Comerica	7,262	213,067
Commerce Bancshares	9,945	500,731
Community Bank System	5,191	305,231
Community Trust Bancorp	2,467	78,426
ConnectOne Bancorp	6,176	83,005
Cullen/Frost Bankers	4,148	231,417
†Customers Bancorp	3,657	39,971
CVB Financial	14,317	287,056
Dime Community Bancshares	6,872	94,215
Eagle Bancorp	5,654	170,807
East West Bancorp	11,093	285,534
Enterprise Financial Services	3,126	87,247
†Equity Bancshares Class A	1,380	23,805
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
FB Financial	5,315	$ 104,812
Fifth Third Bancorp	43,651	648,217
Financial Institutions	763	13,841
First Bancorp (North Carolina)	4,235	97,744
First BanCorp (Puerto Rico)	32,583	173,342
First Bancshares	1,363	25,992
First Busey	9,536	163,161
First Citizens BancShares Class A	953	317,225
First Commonwealth Financial	14,092	128,801
First Community Bancshares	1,307	30,453
First Financial	880	29,674
First Financial Bancorp	11,350	169,229
First Financial Bankshares	8,922	239,467
First Foundation	5,112	52,245
First Hawaiian	5,650	93,395
First Horizon National	31,320	252,439
First Interstate BancSystem Class A	3,666	105,727
First Merchants	8,190	216,953
First Mid-Illinois Bancshares	773	18,351
First Midwest Bancorp	14,084	186,402
First of Long Island	1,772	30,744
First Republic Bank	6,632	545,681
Flushing Financial	4,876	65,143
FNB	32,839	242,023
Franklin Financial Network	1,323	26,976
Fulton Financial	20,249	232,661
German American Bancorp	3,237	88,856
Glacier Bancorp	7,273	247,318
Great Southern Bancorp	2,431	98,212
Great Western Bancorp	8,042	164,700
Hancock Whitney	9,517	185,772
Hanmi Financial	4,000	43,400
†Harborone Bancorp	3,325	25,037
Heartland Financial USA	6,250	188,750
Heritage Commerce	3,648	27,980
Heritage Financial	6,057	121,140
Hilltop Holdings	13,115	198,299
Home BancShares	18,464	221,383
HomeTrust Bancshares	901	14,344
Hope Bancorp	16,420	134,972
Horizon Bancorp	7,246	71,446
Huntington Bancshares	53,810	441,780
IBERIABANK	4,674	169,012
Independent Bank	5,643	246,386
Independent Bank Group	4,072	96,425
International Bancshares	10,063	270,493
Investors Bancorp	34,004	271,692
JPMorgan Chase & Co.	142,058	12,789,482
KeyCorp	30,881	320,236
Lakeland Bancorp	9,994	108,035

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Lakeland Financial	2,847	$ 104,627
Live Oak Bancshares	3,640	45,391
M&T Bank	4,902	507,014
Mercantile Bank	1,436	30,400
Midland States Bancorp	1,400	24,486
MidWestOne Financial Group	600	12,564
National Bank Holdings Class A	5,083	121,484
NBT Bancorp	5,373	174,031
†Nicolet Bankshares	573	31,274
OFG Bancorp	8,163	91,262
Old National Bancorp	17,834	235,230
Opus Bank	5,332	92,404
Origin Bancorp	1,679	34,000
Pacific Premier Bancorp	8,345	157,220
PacWest Bancorp	6,709	120,225
Park National	1,685	130,823
Peapack Gladstone Financial	2,958	53,096
Peoples Bancorp	3,493	77,370
People's United Financial	36,431	402,563
People's Utah Bancorp	300	5,811
Pinnacle Financial Partners	5,894	221,261
PNC Financial Services Group	14,174	1,356,735
Popular	10,058	352,030
Preferred Bank	1,509	51,034
Prosperity Bancshares	11,758	567,324
QCR Holdings	1,263	34,189
Regions Financial	53,899	483,474
Renasant	9,498	207,436
Republic Bancorp Class A	1,755	57,968
S&T Bancorp	4,286	117,094
Sandy Spring Bancorp	4,310	97,578
†Seacoast Banking Corp. of Florida	1,194	21,862
ServisFirst Bancshares	6,045	177,239
Sierra Bancorp	742	13,044
Signature Bank	2,588	208,049
Simmons First National Class A	12,660	232,944
South State	3,499	205,496
Southside Bancshares	5,011	152,284
Sterling Bancorp	21,051	219,983
Stock Yards Bancorp	2,112	61,100
†SVB Financial Group	4,498	679,558
Synovus Financial	18,621	326,985
TCF Financial	20,070	454,786
†Texas Capital Bancshares	5,756	127,611
Tompkins Financial	1,879	134,912
Towne Bank	9,443	170,824
TriCo Bancshares	4,228	126,079
†TriState Capital Holdings	3,540	34,232
†Triumph Bancorp	6,346	164,996
Truist Financial	41,774	1,288,310
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Trustmark	10,322	$ 240,503
UMB Financial	5,041	233,802
Umpqua Holdings	21,855	238,220
United Bankshares	11,140	257,111
United Community Banks	9,910	181,452
Univest Corp. of Pennsylvania	5,030	82,090
US Bancorp	56,106	1,932,852
Valley National Bancorp	39,046	285,426
Veritex Holdings	3,945	55,112
Washington Trust Bancorp	3,228	118,016
Webster Financial	9,266	212,191
Wells Fargo & Co.	185,443	5,322,214
WesBanco	5,095	120,752
Westamerica Bancorporation	2,893	170,051
Western Alliance Bancorp	10,465	320,334
Wintrust Financial	5,764	189,405
Zions Bancorp	9,192	245,978
		57,351,310
Beverages–1.55%
†Boston Beer Class A	1,066	391,819
Brown-Forman Class A	1,046	53,744
Brown-Forman Class B	14,939	829,264
Coca-Cola	136,799	6,053,356
Coca-Cola Consolidated	1,022	213,118
Constellation Brands Class A	4,545	651,571
Keurig Dr Pepper	10,927	265,198
MGP Ingredients	1,497	40,254
Molson Coors Beverage Class B	8,298	323,705
†Monster Beverage	12,489	702,631
†National Beverage	1,899	80,992
PepsiCo	57,262	6,877,166
		16,482,818
Biotechnology–2.32%
AbbVie	48,379	3,685,996
†ACADIA Pharmaceuticals	2,300	97,175
†Acorda Therapeutics	7,762	7,239
†Adverum Biotechnologies	10,775	105,272
†Agios Pharmaceuticals	1,832	64,999
†Akebia Therapeutics	7,400	56,092
†Alexion Pharmaceuticals	5,697	511,534
†Alkermes	3,336	48,105
†Alnylam Pharmaceuticals	2,227	242,409
Amgen	25,518	5,173,264
†Amicus Therapeutics	4,200	38,808
†AnaptysBio	2,400	33,912
†Anika Therapeutics	1,937	55,999
†Arena Pharmaceuticals	3,770	158,340
†Atara Biotherapeutics	3,839	32,670
†Biogen	8,809	2,786,991
†BioMarin Pharmaceutical	3,163	267,274

LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Bluebird Bio	1,745	$ 80,200
†Blueprint Medicines	1,131	66,141
†Concert Pharmaceuticals	4,505	39,824
†CRISPR Therapeutics	1,357	57,550
†Deciphera Pharmaceuticals	4,014	165,256
†Denali Therapeutics	4,195	73,454
†Eagle Pharmaceuticals	1,957	90,022
†Emergent BioSolutions	5,759	333,216
†Enanta Pharmaceuticals	2,114	108,723
†Epizyme	4,841	75,084
†Exact Sciences	3,427	198,766
†Exelixis	16,882	290,708
†FibroGen	2,296	79,786
†Five Prime Therapeutics	4,086	9,275
†G1 Therapeutics	4,800	52,896
Gilead Sciences	52,064	3,892,305
†Global Blood Therapeutics	5,962	304,599
†GlycoMimetics	1,315	2,998
†Halozyme Therapeutics	3,033	54,564
†Incyte	2,788	204,165
†Intellia Therapeutics	2,940	35,956
†Ionis Pharmaceuticals	3,545	167,608
†Iovance Biotherapeutics	4,238	126,865
†Karyopharm Therapeutics	4,951	95,109
†Kura Oncology	3,841	38,218
†Ligand Pharmaceuticals	1,549	112,643
†MacroGenics	6,645	38,674
†Madrigal Pharmaceuticals	765	51,071
†Momenta Pharmaceuticals	5,261	143,099
†Myriad Genetics	6,072	86,890
†Neurocrine Biosciences	2,841	245,889
†ObsEva	1,100	2,651
†OPKO Health	26,983	36,157
†PDL BioPharma	21,857	61,637
†Prothena	2,660	28,462
†Regeneron Pharmaceuticals	2,460	1,201,193
†REGENXBIO	4,574	148,106
†Retrophin	4,405	64,269
†Rhythm Pharmaceuticals	631	9,604
†Rocket Pharmaceuticals	4,200	58,590
†Sage Therapeutics	900	25,848
†Sangamo Therapeutics	13,158	83,816
†Sarepta Therapeutics	2,381	232,909
†Seattle Genetics	3,269	377,177
†Spectrum Pharmaceuticals	5,200	12,116
†Ultragenyx Pharmaceutical	1,249	55,493
†United Therapeutics	5,963	565,442
†Vanda Pharmaceuticals	5,302	54,929
†Vertex Pharmaceuticals	3,259	775,479
†Xencor	5,219	155,944
		24,637,455
Building Products–0.69%
AAON	5,498	265,663
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Advanced Drainage Systems	7,020	$ 206,669
Allegion	4,973	457,615
†American Woodmark	2,433	110,872
AO Smith	8,977	339,420
Apogee Enterprises	3,439	71,600
†Armstrong Flooring	3,796	5,428
Armstrong World Industries	4,709	373,989
†Builders FirstSource	19,637	240,161
†Cornerstone Building Brands	8,244	37,593
CSW Industrials	1,989	128,987
Fortune Brands Home & Security	8,581	371,128
†Gibraltar Industries	3,900	167,388
Griffon	7,849	99,290
Insteel Industries	1,756	23,267
†JELD-WEN Holding	13,799	134,264
Johnson Controls International	26,222	706,945
Lennox International	1,939	352,491
Masco	14,194	490,687
†Masonite International	3,980	188,851
Owens Corning	12,082	468,902
Patrick Industries	4,000	112,640
†PGT Innovations	8,191	68,722
Quanex Building Products	4,360	43,949
†Resideo Technologies	14,386	69,628
Simpson Manufacturing	4,772	295,769
Trane Technologies	10,198	842,253
†Trex	4,005	320,961
Universal Forest Products	7,985	296,962
		7,292,094
Capital Markets–2.77%
Affiliated Managers Group	4,373	258,619
Ameriprise Financial	8,011	820,967
Ares Management Class A	5,059	156,475
Artisan Partners Asset Management Class A	3,789	81,426
Bank of New York Mellon	34,671	1,167,719
BGC Partners Class A	30,856	77,757
BlackRock	3,395	1,493,698
Blackstone Group Class A	5,713	260,341
†Blucora	5,281	63,636
†Brightsphere Investment Group	6,371	40,711
Cboe Global Markets	6,135	547,549
Charles Schwab	30,396	1,021,913
CME Group	6,950	1,201,724
Cohen & Steers	4,673	212,388
Diamond Hill Investment Group	786	70,929
†Donnelley Financial Solutions	6,570	34,624
E*TRADE Financial	15,622	536,147

LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Eaton Vance	9,530	$ 307,342
Evercore Class A	5,155	237,439
FactSet Research Systems	2,282	594,872
Federated Investors Class B	13,518	257,518
Franklin Resources	15,901	265,388
GAIN Capital Holdings	5,501	30,696
Goldman Sachs Group	11,513	1,779,795
Greenhill & Co.	3,574	35,168
Hamilton Lane Class A	2,290	126,660
Houlihan Lokey	2,921	152,242
Interactive Brokers Group Class A	9,949	429,498
Intercontinental Exchange	15,452	1,247,749
†INTL. FCStone	1,728	62,657
Invesco	22,723	206,325
Janus Henderson Group	11,212	171,768
KKR & Co Class A	9,247	217,027
Lazard Class A	6,961	164,001
Legg Mason	11,109	542,675
LPL Financial Holdings	9,695	527,699
MarketAxess Holdings	1,677	557,720
Moelis & Co. Class A	4,279	120,240
Moody's	6,784	1,434,816
Morgan Stanley	56,694	1,927,596
Morningstar	4,929	572,996
MSCI	4,222	1,219,989
Nasdaq	10,110	959,944
Northern Trust	7,396	558,102
Oppenheimer Holdings Class A	566	11,184
Piper Jaffray	2,718	137,449
PJT Partners Class A	2,208	95,805
Raymond James Financial	9,843	622,078
S&P Global	10,999	2,695,305
SEI Investments	9,432	437,079
State Street	11,551	615,322
Stifel Financial	7,513	310,137
T. Rowe Price Group	9,283	906,485
TD Ameritrade Holding	14,771	511,963
Virtu Financial Class A	755	15,719
Virtus Investment Partners	817	62,182
Waddell & Reed Financial Class A	15,478	176,140
Westwood Holdings Group	147	2,692
WisdomTree Investments	27,823	64,828
		29,418,913
Chemicals–1.96%
†AdvanSix	4,807	45,859
Air Products & Chemicals	5,258	1,049,549
Albemarle	5,932	334,387
American Vanguard	3,629	52,475
Ashland Global Holdings	4,435	222,060
†Axalta Coating Systems	16,444	283,988
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Balchem	2,885	$ 284,807
Cabot	7,734	202,012
Celanese	9,212	676,069
CF Industries Holdings	13,840	376,448
Chase	1,120	92,165
Chemours	8,853	78,526
Corteva	26,847	630,905
†Dow	33,236	971,821
DuPont de Nemours	22,736	775,298
Eastman Chemical	15,225	709,180
Ecolab	9,659	1,505,162
†Element Solutions	32,886	274,927
†Ferro	13,661	127,867
FMC	5,909	482,706
FutureFuel	4,566	51,459
†GCP Applied Technologies	5,509	98,060
Hawkins	819	29,156
HB Fuller	5,745	160,458
Huntsman	27,463	396,291
†Ingevity	4,179	147,101
Innospec	3,098	215,280
International Flavors & Fragrances	4,658	475,489
†Intrepid Potash	6,128	4,902
†Koppers Holdings	1,784	22,068
†Kraton	6,560	53,136
Kronos Worldwide	11,671	98,503
Linde	14,277	2,469,921
†Livent	5,526	29,012
†LSB Industries	2,575	5,408
LyondellBasell Industries Class A	23,549	1,168,737
Minerals Technologies	4,368	158,384
Mosaic	18,114	195,993
NewMarket	1,227	469,781
Olin	18,769	219,034
†OMNOVA Solutions	2,534	25,695
PolyOne	9,434	178,963
PPG Industries	11,731	980,712
†PQ Group Holdings	2,891	31,512
Rayonier Advanced Materials	10,113	10,720
RPM International	7,154	425,663
Scotts Miracle-Gro	6,508	666,419
Sensient Technologies	4,926	214,330
Sherwin-Williams	3,469	1,594,075
Stepan	2,727	241,230
†Trecora Resources	1,810	10,770
Tredegar	3,092	48,328
Trinseo	7,005	126,861
†Tronox Holdings Class A	12,136	60,437
Valvoline	15,826	207,162
†Venator Materials	6,100	10,492
Westlake Chemical	3,913	149,359

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
WR Grace & Co.	5,509	$ 196,120
		20,823,232
Commercial Services & Supplies–1.00%
ABM Industries	8,999	219,216
ACCO Brands	15,297	77,250
ADT	7,542	32,581
†Advanced Disposal Services	9,285	304,548
ARC Document Solutions	6,046	4,897
Brady Class A	5,320	240,092
Brink's	3,096	161,147
†Casella Waste Systems Class A	2,209	86,283
†Cimpress	3,169	168,591
Cintas	6,197	1,073,444
†Clean Harbors	6,114	313,893
†Copart	14,324	981,480
Covanta Holding	13,922	119,033
Deluxe	5,890	152,728
Ennis	3,323	62,406
†Harsco	9,121	63,573
Healthcare Services Group	2,712	64,844
†Heritage-Crystal Clean	1,138	18,481
Herman Miller	8,070	179,154
HNI	6,100	153,659
†IAA	12,184	365,033
Interface	8,682	65,636
KAR Auction Services	13,984	167,808
Kimball International Class B	4,901	58,371
Knoll	7,864	81,156
Matthews International Class A	4,904	118,628
McGrath RentCorp	3,569	186,944
Mobile Mini	5,916	155,177
MSA Safety	1,744	176,493
†PICO Holdings	2,699	20,998
Pitney Bowes	23,939	48,836
Quad/Graphics	5,244	13,215
Republic Services	11,027	827,687
Rollins	14,223	514,019
†SP Plus	3,002	62,291
Steelcase Class A	12,090	119,328
†Stericycle	7,107	345,258
†Team	2,683	17,439
Tetra Tech	6,217	439,044
UniFirst	1,742	263,199
US Ecology	3,069	93,298
Viad	2,959	62,820
VSE	600	9,834
Waste Management	20,630	1,909,513
		10,599,325
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–1.07%
†Acacia Communications	5,992	$ 402,543
ADTRAN	6,434	49,413
†Applied Optoelectronics	2,558	19,415
†Arista Networks	2,186	442,774
†CalAmp	2,806	12,627
†Calix	3,340	23,647
†Ciena	14,673	584,132
Cisco Systems	153,382	6,029,446
†CommScope Holding	14,905	135,785
Comtech Telecommunications	2,467	32,786
†EchoStar Class A	4,326	138,302
†F5 Networks	4,506	480,475
†Harmonic	15,891	91,532
†Infinera	28,262	149,789
InterDigital	3,332	148,707
Juniper Networks	22,261	426,076
†Lumentum Holdings	5,089	375,059
Motorola Solutions	5,314	706,337
†NETGEAR	5,991	136,834
†NetScout Systems	10,443	247,186
Plantronics	2,534	25,492
†Ribbon Communications	7,554	22,889
Ubiquiti	2,090	295,902
†ViaSat	4,826	173,350
†Viavi Solutions	21,760	243,930
		11,394,428
Construction & Engineering–0.38%
†AECOM	15,765	470,585
†Aegion	4,365	78,264
†Ameresco Class A	500	8,515
Arcosa	4,724	187,732
Argan	2,865	99,043
Comfort Systems USA	5,275	192,801
†Construction Partners Class A	3,231	54,572
†Dycom Industries	5,163	132,431
EMCOR Group	6,939	425,499
Fluor	6,492	44,860
Granite Construction	5,660	85,919
†Great Lakes Dredge & Dock	10,783	89,499
Jacobs Engineering Group	6,624	525,084
†MasTec	10,781	352,862
†MYR Group	2,986	78,203
†NV5 Global	1,900	78,451
Primoris Services	10,014	159,223
Quanta Services	15,156	480,900
†Sterling Construction	6,125	58,188
†Tutor Perini	7,043	47,329
Valmont Industries	2,153	228,175
†Willscot	14,729	149,205
		4,027,340

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.16%
Eagle Materials	4,281	$ 250,096
Martin Marietta Materials	3,480	658,520
†Summit Materials Class A	14,078	211,170
†U.S. Concrete	2,396	43,463
Vulcan Materials	5,108	552,022
		1,715,271
Consumer Finance–0.79%
Ally Financial	26,793	386,623
American Express	29,443	2,520,615
Capital One Financial	16,713	842,670
†Credit Acceptance	2,022	517,005
Discover Financial Services	25,340	903,878
†Encore Capital Group	5,079	118,747
†Enova International	5,850	84,767
†EZCORP Class A	6,690	27,897
FirstCash	5,361	384,598
†Green Dot Class A	5,819	147,744
†LendingClub	14,756	115,835
Navient	31,863	241,522
Nelnet Class A	4,320	196,171
OneMain Holdings	11,443	218,790
†PRA Group	6,942	192,432
Santander Consumer USA Holdings	29,973	416,924
SLM	54,985	395,342
Synchrony Financial	38,150	613,834
†World Acceptance	1,118	61,054
		8,386,448
Containers & Packaging–0.75%
†Amcor	57,359	465,755
AptarGroup	7,771	773,525
Avery Dennison	6,517	663,887
Ball	20,112	1,300,442
†Berry Global Group	11,557	389,586
†Crown Holdings	7,001	406,338
Graphic Packaging Holding	37,740	460,428
Greif Class A	4,106	127,656
Greif Class B	502	20,110
International Paper	23,794	740,707
Myers Industries	2,920	31,390
O-I Glass	23,503	167,106
Packaging Corp. of America	8,291	719,908
Sealed Air	10,093	249,398
Silgan Holdings	17,467	506,892
Sonoco Products	12,990	602,087
WestRock	10,483	296,250
		7,921,465
Distributors–0.18%
Core-Mark Holding	5,228	149,364
Genuine Parts	11,206	754,500
†LKQ	23,450	480,959
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors (continued)
Pool	2,654	$ 522,228
		1,907,051
Diversified Consumer Services–0.31%
†Adtalem Global Education	6,422	172,045
†American Public Education	2,213	52,957
†Bright Horizons Family Solutions	3,064	312,528
Carriage Services	2,326	37,565
†Chegg	2,936	105,050
†frontdoor	5,297	184,230
Graham Holdings Class B	553	188,667
†Grand Canyon Education	5,229	398,894
H&R Block	14,858	209,201
†Houghton Mifflin Harcourt	18,319	34,440
†K12	6,889	129,927
†Laureate Education Class A	1,100	11,561
†Perdoceo Education	7,863	84,842
†Regis	4,006	23,675
Service Corp. International	16,855	659,199
†ServiceMaster Global Holdings	10,594	286,038
Strategic Education	2,304	322,007
†WW International	6,119	103,472
		3,316,298
Diversified Financial Services–1.18%
†Berkshire Hathaway Class B	63,230	11,560,341
†Cannae Holdings	9,850	329,876
Equitable Holdings	4,479	64,722
Jefferies Financial Group	16,565	226,444
†On Deck Capital	9,786	15,070
Voya Financial	8,511	345,121
		12,541,574
Diversified Telecommunication Services–2.70%
†Anterix	2,400	109,608
AT&T	454,125	13,237,744
ATN International	2,414	141,726
CenturyLink	86,930	822,358
†Cincinnati Bell	5,095	74,591
Cogent Communications Holdings	5,986	490,672
Consolidated Communications Holdings	10,085	45,887
†Frontier Communications	4,870	1,850
†GCI Liberty Class A	11,489	654,528
†IDT Class B	3,397	18,412
†Intelsat	8,847	13,536
†Iridium Communications	10,976	245,094
†ORBCOMM	9,336	22,780
Verizon Communications	234,557	12,602,747
†Vonage Holdings	17,773	128,499
		28,610,032

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–1.79%
ALLETE	4,494	$ 272,696
Alliant Energy	10,808	521,918
American Electric Power	15,610	1,248,488
Avangrid	2,641	115,623
Duke Energy	22,164	1,792,624
Edison International	12,899	706,736
El Paso Electric	4,644	315,606
Entergy	5,703	535,911
Evergy	10,740	591,237
Eversource Energy	11,554	903,638
Exelon	31,038	1,142,509
FirstEnergy	22,090	885,146
Hawaiian Electric Industries	8,248	355,076
IDACORP	3,906	342,908
MGE Energy	3,422	224,038
NextEra Energy	15,170	3,650,206
NRG Energy	10,253	279,497
OGE Energy	8,515	261,666
Otter Tail	4,368	194,201
†PG&E	11,609	104,365
Pinnacle West Capital	5,231	396,458
PNM Resources	8,002	304,076
Portland General Electric	7,726	370,385
PPL	26,960	665,373
Southern	32,677	1,769,133
Xcel Energy	17,587	1,060,496
		19,010,010
Electrical Equipment–0.72%
Acuity Brands	2,185	187,167
Allied Motion Technologies	1,708	40,480
AMETEK	12,878	927,474
†Atkore International Group	4,968	104,676
AZZ	3,479	97,829
Eaton	14,735	1,144,762
Emerson Electric	25,378	1,209,262
Encore Wire	3,665	153,893
EnerSys	4,508	223,236
†Generac Holdings	9,396	875,425
GrafTech International	5,319	43,190
Hubbell	5,553	637,151
nVent Electric	8,024	135,365
Powell Industries	1,827	46,899
Regal Beloit	4,821	303,482
Rockwell Automation	6,322	954,053
†Sensata Technologies Holding	10,345	299,281
†Sunrun	10,540	106,454
†Thermon Group Holdings	3,728	56,181
†TPI Composites	2,950	43,601
		7,589,861
Electronic Equipment, Instruments & Components–1.37%
Amphenol Class A	13,292	968,721
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Anixter International	4,994	$ 438,823
†Arlo Technologies	6,220	15,115
†Arrow Electronics	8,159	423,207
Avnet	8,965	225,022
Badger Meter	2,792	149,651
Belden	4,758	171,669
Benchmark Electronics	4,152	82,998
CDW	8,592	801,376
Cognex	7,440	314,117
†Coherent	2,520	268,153
Corning	42,464	872,211
CTS	4,313	107,351
Daktronics	5,746	28,328
Dolby Laboratories Class A	6,088	330,030
†ePlus	1,636	102,446
†Fabrinet	3,550	193,688
†FARO Technologies	3,076	136,882
†Fitbit Class A	29,379	195,664
†Flex	43,138	361,281
FLIR Systems	7,377	235,253
†Insight Enterprises	3,932	165,655
†IPG Photonics	3,304	364,365
†Itron	4,788	267,314
Jabil	22,934	563,718
KEMET	12,021	290,427
†Keysight Technologies	9,796	819,729
†Knowles	12,189	163,089
Littelfuse	2,042	272,444
Methode Electronics	4,593	121,393
MTS Systems	3,814	85,815
National Instruments	10,428	344,958
†Novanta	3,392	270,953
†OSI Systems	2,092	144,181
PC Connection	3,183	131,171
†Plexus	3,674	200,453
†Rogers	1,971	186,102
†Sanmina	10,665	290,941
†ScanSource	4,669	99,870
SYNNEX	6,774	495,179
TE Connectivity	15,699	988,723
†Tech Data	4,231	553,626
†Trimble	10,697	340,486
†TTM Technologies	12,750	131,835
Vishay Intertechnology	18,141	261,412
†Zebra Technologies Class A	3,264	599,270
		14,575,095
Energy Equipment & Services–0.25%
†Apergy	6,059	34,839
Archrock	16,319	61,359
Baker Hughes	24,937	261,839
Cactus Class A	3,339	38,732
Core Laboratories	3,764	38,920
†Diamond Offshore Drilling	17,566	32,146

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
DMC Global	1,792	$ 41,234
†Dril-Quip	5,598	170,739
†Era Group	2,010	10,713
†Exterran	5,755	27,624
†Forum Energy Technologies	11,621	2,060
†Frank's International	24,705	63,986
Halliburton	46,585	319,107
†Helix Energy Solutions Group	20,202	33,131
Helmerich & Payne	7,597	118,893
†KLX Energy Services Holdings	2,584	1,809
Liberty Oilfield Services Class A	5,955	16,019
†Mammoth Energy Services	3,494	2,616
†Matrix Service	3,017	28,571
Nabors Industries	42,263	16,487
National Oilwell Varco	21,887	215,149
†Newpark Resources	12,083	10,839
†NexTier Oilfield Solutions	35,104	41,072
†Noble	26,081	6,781
†Oceaneering International	12,328	36,244
†Oil States International	6,670	13,540
Patterson-UTI Energy	16,123	37,889
†ProPetro Holding	10,570	26,425
†RigNet	1,617	2,911
RPC	14,752	30,389
Schlumberger	35,681	481,337
†SEACOR Holdings	2,936	79,155
†SEACOR Marine Holdings	2,951	12,925
†Select Energy Services Class A	17,227	55,643
TechnipFMC	20,805	140,226
†TETRA Technologies	6,536	2,092
†Tidewater	1,101	7,795
†Transocean	38,916	45,143
U.S. Silica Holdings	11,361	20,450
†Valaris	25,626	11,534
		2,598,363
Entertainment–1.08%
Activision Blizzard	15,960	949,301
AMC Entertainment Holdings Class A	11,700	36,972
Cinemark Holdings	15,721	160,197
†Electronic Arts	8,451	846,537
†IMAX	7,496	67,839
†Liberty Media-Liberty Braves Class A	594	11,583
†Liberty Media-Liberty Braves Class C	1,227	23,387
†Liberty Media-Liberty Formula One Class A	1,485	38,343
†Liberty Media-Liberty Formula One Class C	12,961	352,928
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Lions Gate Entertainment Class A	5,974	$ 36,322
†Lions Gate Entertainment Class B	12,124	67,652
†Live Nation Entertainment	10,952	497,878
†Madison Square Garden Class A	1,945	411,192
Marcus	3,838	47,284
†Netflix	6,481	2,433,616
†Reading International Class A	489	1,902
†Take-Two Interactive Software	3,820	453,090
Walt Disney	44,727	4,320,628
World Wrestling Entertainment Class A	3,541	120,146
†Zynga Class A	82,444	564,741
		11,441,538
Food & Staples Retailing–1.61%
Andersons	4,370	81,938
†BJ's Wholesale Club Holdings	10,299	262,316
Casey's General Stores	3,835	508,099
†Chefs' Warehouse	2,580	25,981
Costco Wholesale	16,409	4,678,698
Ingles Markets Class A	2,345	84,795
Kroger	59,636	1,796,236
Natural Grocers by Vitamin Cottage	3,652	31,079
†Performance Food Group	10,338	255,555
PriceSmart	3,845	202,055
†Rite Aid	5,316	79,740
SpartanNash	5,888	84,316
†Sprouts Farmers Market	14,602	271,451
Sysco	23,187	1,058,023
†U.S. Foods Holding	16,963	300,415
†United Natural Foods	6,297	57,806
Village Super Market Class A	618	15,190
Walgreens Boots Alliance	30,562	1,398,211
Walmart	50,872	5,780,077
Weis Markets	3,330	138,728
		17,110,709
Food Products–1.51%
Alico	234	7,263
Archer-Daniels-Midland	20,804	731,885
B&G Foods	9,162	165,741
Bunge	11,898	488,175
Calavo Growers	1,666	96,112
Cal-Maine Foods	5,325	234,194
Campbell Soup	13,392	618,175
Conagra Brands	24,666	723,700
†Darling Ingredients	17,849	342,165
†Dean Foods	10,300	1,082

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Farmer Brothers	400	$ 2,784
Flowers Foods	21,330	437,692
Fresh Del Monte Produce	6,313	174,302
General Mills	25,420	1,341,413
†Hain Celestial Group	9,937	258,064
Hershey	6,995	926,838
Hormel Foods	14,127	658,883
†Hostess Brands	17,011	181,337
Ingredion	8,589	648,470
J&J Snack Foods	1,777	215,017
JM Smucker	5,519	612,609
John B Sanfilippo & Son	748	66,871
Kellogg	12,773	766,252
Kraft Heinz	17,183	425,107
Lamb Weston Holdings	5,100	291,210
Lancaster Colony	2,661	384,887
†Landec	1,935	16,815
McCormick & Co Non-Voting Shares	6,613	933,822
Mondelez International Class A	29,450	1,474,856
†Pilgrim's Pride	10,200	184,824
†Post Holdings	10,059	834,595
Sanderson Farms	2,838	349,982
Seaboard	14	39,379
†Simply Good Foods	7,603	146,434
†TreeHouse Foods	7,423	327,725
Tyson Foods Class A	15,376	889,809
		15,998,469
Gas Utilities–0.29%
Atmos Energy	5,568	552,513
Chesapeake Utilities	1,638	140,393
National Fuel Gas	8,672	323,379
New Jersey Resources	8,468	287,658
Northwest Natural Holding	3,733	230,513
ONE Gas	4,994	417,598
South Jersey Industries	7,029	175,725
Southwest Gas Holdings	4,816	335,001
Spire	4,636	345,289
UGI	11,119	296,544
		3,104,613
Health Care Equipment & Supplies–2.50%
Abbott Laboratories	34,339	2,709,690
†ABIOMED	1,827	265,207
†Align Technology	3,312	576,122
†AngioDynamics	5,678	59,222
Atrion	226	146,900
†Avanos Medical	7,052	189,910
Baxter International	12,140	985,647
Becton Dickinson & Co.	5,266	1,209,969
†Boston Scientific	19,203	626,594
Cantel Medical	4,304	154,514
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
CONMED	3,108	$ 177,995
Cooper	1,674	461,472
†CryoLife	4,470	75,632
Danaher	11,681	1,616,767
DENTSPLY SIRONA	9,397	364,886
†DexCom	1,908	513,767
†Edwards Lifesciences	5,378	1,014,398
†Envista Holdings	5,087	76,000
†Globus Medical Class A	6,424	273,213
†Haemonetics	5,016	499,895
†Heska	496	27,429
Hill-Rom Holdings	5,864	589,918
†Hologic	17,605	617,936
†ICU Medical	1,303	262,906
†IDEXX Laboratories	4,918	1,191,336
†Inogen	1,392	71,911
†Insulet	1,200	198,816
†Integer Holdings	3,432	215,736
†Integra LifeSciences Holdings	6,337	283,074
†Intuitive Surgical	2,606	1,290,517
Invacare	4,463	33,160
†Lantheus Holdings	4,262	54,383
†LivaNova	3,945	178,511
†Masimo	2,348	415,878
Medtronic	27,945	2,520,080
†Meridian Bioscience	6,320	53,088
†Merit Medical Systems	5,462	170,688
Mesa Laboratories	100	22,609
†Natus Medical	5,448	126,012
†Neogen	3,458	231,651
†Novocure	1,324	89,158
†NuVasive	4,122	208,821
†OraSure Technologies	3,636	39,123
†Orthofix Medical	3,349	93,805
†Penumbra	719	115,996
†Quidel	3,344	327,077
ResMed	6,829	1,005,843
†RTI Surgical	7,962	13,615
†SeaSpine Holdings	1,244	10,163
STERIS	3,834	536,645
Stryker	8,165	1,359,391
†Surmodics	1,196	39,851
Teleflex	1,582	463,305
†Varex Imaging	4,849	110,121
†Varian Medical Systems	4,593	471,517
West Pharmaceutical Services	3,226	491,159
†Wright Medical Group	5,622	161,070
Zimmer Biomet Holdings	4,101	414,529
		26,504,628
Health Care Providers & Services–3.16%
†Acadia Healthcare	9,522	174,729

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Addus HomeCare	1,963	$ 132,699
†Amedisys	2,782	510,608
AmerisourceBergen	8,255	730,568
†AMN Healthcare Services	5,945	343,680
Anthem	9,169	2,081,730
†BioTelemetry	1,479	56,956
†Brookdale Senior Living	25,409	79,276
†Capital Senior Living	3,628	2,104
Cardinal Health	17,536	840,676
†Centene	22,447	1,333,576
Chemed	1,704	738,173
Cigna	19,222	3,405,754
†Community Health Systems	21,088	70,434
†CorVel	2,963	161,513
†Covetrus	3,735	30,403
†Cross Country Healthcare	2,295	15,468
CVS Health	49,828	2,956,295
†DaVita	15,339	1,166,684
Encompass Health	10,482	671,163
Ensign Group	7,140	268,535
†Enzo Biochem	4,600	11,638
†Guardant Health	1,357	94,447
†Hanger	4,881	76,046
HCA Healthcare	10,605	952,859
†HealthEquity	1,469	74,317
†Henry Schein	9,338	471,756
Humana	5,747	1,804,673
†Laboratory Corp of America Holdings	6,570	830,382
†LHC Group	3,706	519,581
†Magellan Health	4,141	199,224
McKesson	9,569	1,294,303
†MEDNAX	8,411	97,904
†Molina Healthcare	4,978	695,476
National HealthCare	2,324	166,701
Owens & Minor	8,370	76,586
Patterson	12,944	197,914
†Pennant Group	3,570	50,551
†PetIQ	1,604	37,261
†Premier Class A	5,449	178,291
†Providence Service	1,930	105,918
Quest Diagnostics	9,431	757,309
†Select Medical Holdings	20,300	304,500
†Surgery Partners	5,182	33,839
†Tenet Healthcare	15,569	224,194
†Tivity Health	7,287	45,835
†Triple-S Management Class B	3,286	46,333
U.S. Physical Therapy	1,600	110,400
UnitedHealth Group	30,136	7,515,316
Universal Health Services Class B	7,691	762,024
		33,506,602
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.24%
†Allscripts Healthcare Solutions	29,962	$ 210,932
Cerner	11,856	746,809
†Change Healthcare	19,006	189,870
Computer Programs & Systems	971	21,605
†Evolent Health Class A	10,070	54,680
†HealthStream	2,606	62,414
†HMS Holdings	8,554	216,160
†NextGen Healthcare	11,562	120,707
†Omnicell	3,102	203,429
†Teladoc Health	1,027	159,195
†Veeva Systems Class A	3,877	606,247
		2,592,048
Hotels, Restaurants & Leisure–1.69%
Aramark	21,338	426,120
BBX Capital	2,645	6,110
†Biglari Holdings Class B	1	51
BJ's Restaurants	3,790	52,643
Bloomin' Brands	7,503	53,571
Boyd Gaming	3,668	52,893
Brinker International	4,484	53,853
†Caesars Entertainment	3,390	22,916
Carnival	15,759	207,546
†Carrols Restaurant Group	5,537	10,077
Cheesecake Factory	6,977	119,167
†Chipotle Mexican Grill	805	526,792
Choice Hotels International	4,504	275,870
Churchill Downs	3,693	380,194
†Chuy's Holdings	1,400	14,098
Cracker Barrel Old Country Store	2,543	211,628
Darden Restaurants	5,562	302,907
Dave & Buster's Entertainment	4,590	60,037
†Denny's	10,416	79,995
Dine Brands Global	2,527	72,474
Domino's Pizza	1,573	509,762
Dunkin' Brands Group	6,703	355,929
†El Pollo Loco Holdings	3,990	33,716
†Eldorado Resorts	4,680	67,392
†Fiesta Restaurant Group	2,409	9,708
†Hilton Grand Vacations	6,174	97,364
Hilton Worldwide Holdings	10,382	708,468
Hyatt Hotels Class A	2,033	97,381
International Game Technology	10,873	64,694
Jack in the Box	1,951	68,383
Las Vegas Sands	18,905	802,895
Marriott International Class A	9,978	746,454
Marriott Vacations Worldwide	5,494	305,357
McDonald's	24,037	3,974,518

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International	16,524	$ 194,983
†Norwegian Cruise Line Holdings	13,242	145,132
Papa John's International	4,299	229,438
†Penn National Gaming	6,600	83,490
†Planet Fitness Class A	7,347	357,799
†Playa Hotels & Resorts	2,978	5,212
†Red Robin Gourmet Burgers	2,551	21,735
Red Rock Resorts Class A	8,254	70,572
Royal Caribbean Cruises	7,160	230,337
Ruth's Hospitality Group	5,354	35,765
†Scientific Games Class A	7,878	76,417
†SeaWorld Entertainment	7,588	83,620
Six Flags Entertainment	7,468	93,649
Starbucks	42,006	2,761,474
Texas Roadhouse	8,189	338,206
Vail Resorts	2,220	327,916
Wendy's	24,319	361,867
Wingstop	3,463	276,001
Wyndham Destinations	8,697	188,725
Wyndham Hotels & Resorts	8,697	274,042
Wynn Resorts	4,446	267,605
Yum Brands	10,780	738,753
		17,933,701
Household Durables–0.75%
†Beazer Homes USA	1,618	10,420
†Cavco Industries	1,360	197,118
†Century Communities	7,213	104,661
DR Horton	23,627	803,318
Ethan Allen Interiors	3,617	36,966
Flexsteel Industries	262	2,871
Garmin	9,898	741,954
†GoPro Class A	2,300	6,026
†Green Brick Partners	1,200	9,660
Hamilton Beach Brands Holding Class A	400	3,804
†Helen of Troy	2,994	431,226
Hooker Furniture	1,803	28,145
†Installed Building Products	2,299	91,661
†iRobot	1,300	53,170
KB Home	11,824	214,014
La-Z-Boy	5,162	106,079
Leggett & Platt	12,560	335,101
Lennar Class A	12,717	485,789
Lennar Class B	513	14,836
†LGI Homes	2,369	106,960
†Libbey	2,727	1,391
†M/I Homes	4,399	72,715
MDC Holdings	9,936	230,515
†Meritage Homes	6,285	229,465
†Mohawk Industries	3,725	283,994
Newell Brands	14,667	194,778
†NVR	306	786,148
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
PulteGroup	25,143	$ 561,192
†Skyline Champion	8,581	134,550
†Taylor Morrison Home	14,682	161,502
†Tempur Sealy International	4,566	199,580
Toll Brothers	11,620	223,685
†TopBuild	5,277	378,044
†TRI Pointe Group	21,489	188,459
Tupperware Brands	6,114	9,905
†Universal Electronics	1,276	48,960
Whirlpool	5,247	450,193
†ZAGG	1,799	5,595
		7,944,450
Household Products–1.42%
†Central Garden & Pet Class A	5,487	140,303
Church & Dwight	11,426	733,321
Clorox	7,250	1,256,062
Colgate-Palmolive	26,669	1,769,755
Energizer Holdings	1,901	57,505
Kimberly-Clark	13,275	1,697,474
Procter & Gamble	81,211	8,933,210
Spectrum Brands Holdings	7,357	267,574
WD-40	1,225	246,041
		15,101,245
Independent Power and Renewable Electricity Producers–0.18%
AES	32,060	436,016
Atlantica Yield	13,420	299,266
Clearway Energy Class A	4,200	72,114
Clearway Energy Class C	7,003	131,656
Ormat Technologies	5,007	338,774
TerraForm Power Class A	11,790	185,928
Vistra Energy	28,058	447,806
		1,911,560
Industrial Conglomerates–0.95%
3M	27,842	3,800,711
Carlisle	5,516	691,045
General Electric	177,049	1,405,769
Honeywell International	24,210	3,239,056
Raven Industries	2,462	52,268
Roper Technologies	2,662	830,038
		10,018,887
Insurance–2.84%
Aflac	27,543	943,072
Alleghany	671	370,627
Allstate	14,910	1,367,694
†Ambac Financial Group	5,809	71,683
American Equity Investment Life Holding	7,892	148,370
American Financial Group	3,774	264,482

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
American International Group	26,967	$ 653,950
American National Insurance	2,184	179,918
AMERISAFE	3,206	206,691
Aon	9,109	1,503,349
†Arch Capital Group	18,234	518,940
Argo Group International Holdings	4,555	168,808
Arthur J. Gallagher & Co.	12,473	1,016,674
Assurant	5,375	559,484
Assured Guaranty	11,085	285,882
†Athene Holding Class A	7,132	177,016
Axis Capital Holdings	7,323	283,034
†Brighthouse Financial	8,990	217,288
Brown & Brown	19,616	710,492
Chubb	14,026	1,566,564
Cincinnati Financial	7,786	587,454
CNA Financial	2,638	81,884
†eHealth	2,423	341,207
Employers Holdings	4,584	185,698
†Enstar Group	1,331	211,696
Erie Indemnity Class A	2,514	372,675
Everest Re Group	1,823	350,782
FBL Financial Group Class A	3,474	162,132
FedNat Holding	2,034	23,350
Fidelity National Financial	10,970	272,934
First American Financial	13,738	582,629
†Genworth Financial Class A	43,794	145,396
Globe Life	4,659	335,308
†Greenlight Capital Re Class A	4,459	26,531
Hanover Insurance Group	4,661	422,193
Hartford Financial Services Group	22,230	783,385
HCI Group	2,595	104,449
Heritage Insurance Holdings	3,747	40,130
Horace Mann Educators	5,165	188,987
Independence Holding	300	7,668
James River Group Holdings	5,386	195,189
Kemper	8,606	640,028
Kinsale Capital Group	1,057	110,488
Loews	14,354	499,950
†Maiden Holdings	12,125	11,034
†Markel	627	581,787
Marsh & McLennan	16,852	1,457,024
Mercury General	6,071	247,211
MetLife	21,288	650,774
National General Holdings	10,842	179,435
National Western Life Group Class A	415	71,380
†NI Holdings	900	12,204
Old Republic International	27,874	425,078
Primerica	5,731	507,079
Principal Financial Group	18,732	587,061
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
ProAssurance	8,511	$ 212,775
Progressive	16,390	1,210,238
Prudential Financial	11,886	619,736
Reinsurance Group of America	3,077	258,899
RenaissanceRe Holdings	3,891	581,004
RLI	3,097	272,319
Safety Insurance Group	2,774	234,209
Selective Insurance Group	7,063	351,031
State Auto Financial	6,451	179,273
Stewart Information Services	3,350	89,344
†Third Point Reinsurance	13,203	97,834
Travelers	14,693	1,459,750
United Fire Group	3,480	113,483
United Insurance Holdings	4,888	45,165
Universal Insurance Holdings	7,335	131,443
Unum Group	9,122	136,921
White Mountains Insurance Group	507	461,370
Willis Towers Watson	2,711	460,463
WR Berkley	10,936	570,531
		30,102,016
Interactive Media & Services–3.00%
†Alphabet Class A	7,133	8,288,189
†Alphabet Class C	6,945	8,075,716
†ANGI Homeservices Class A	2,100	11,025
†Cargurus	2,819	53,392
†Cars.com	8,684	37,341
†DHI Group	5,517	11,917
†Facebook Class A	80,400	13,410,720
†InterActiveCorp	2,583	462,951
†Liberty TripAdvisor Holdings Class A	10,113	18,203
†Match Group	4,307	284,434
†QuinStreet	3,909	31,467
†Snap Class A	4,200	49,938
TripAdvisor	8,010	139,294
†TrueCar	10,819	26,182
†Twitter	17,055	418,871
†Yelp	6,349	114,473
†Zedge Class B	1,132	996
†Zillow Group Class A	4,254	144,508
†Zillow Group Class C	7,744	278,939
		31,858,556
Internet & Direct Marketing Retail–3.39%
†1-800-Flowers.com Class A	5,253	69,497
†Amazon.com	15,908	31,016,146
†Booking Holdings	1,737	2,336,821
eBay	37,478	1,126,589
†Etsy	4,697	180,553
Expedia Group	5,752	323,665
†Groupon	36,475	35,753

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
†GrubHub	5,087	$ 207,193
†Lands' End	2,926	15,625
†Liquidity Services	356	1,381
PetMed Express	1,000	28,780
†Quotient Technology	10,979	71,363
†Qurate Retail	23,614	144,163
Shutterstock	1,235	39,718
†Stamps.com	1,566	203,705
†Wayfair Class A	2,356	125,905
		35,926,857
IT Services–4.86%
Accenture Class A	25,221	4,117,580
†Akamai Technologies	9,655	883,336
Alliance Data Systems	4,827	162,429
Amdocs	9,367	514,904
Automatic Data Processing	17,610	2,406,935
†Black Knight	7,495	435,160
Booz Allen Hamilton Holding	9,775	670,956
Broadridge Financial Solutions	8,032	761,675
†CACI International Class A	3,253	686,871
†Cardtronics Class A	8,238	172,339
Cass Information Systems	1,874	65,890
Cognizant Technology Solutions Class A	14,788	687,198
†Conduent	18,114	44,379
CSG Systems International	5,410	226,409
DXC Technology	12,356	161,246
†Endurance International Group Holdings	7,841	15,133
†EPAM Systems	2,057	381,903
†Euronet Worldwide	5,965	511,320
EVERTEC	7,143	162,360
†Evo Payments Class A	463	7,084
†ExlService Holdings	3,626	188,661
Fidelity National Information Services	16,512	2,008,520
†Fiserv	15,359	1,458,951
†FleetCor Technologies	4,616	861,069
†Gartner	1,818	181,018
Genpact	15,431	450,585
Global Payments	8,159	1,176,773
†GoDaddy Class A	3,510	200,456
†GTT Communications	5,749	45,705
Hackett Group	2,613	33,237
International Business Machines	43,938	4,874,042
Jack Henry & Associates	3,718	577,182
KBR	15,549	321,553
Leidos Holdings	7,833	717,894
†Limelight Networks	5,104	29,093
†LiveRamp Holdings	6,342	208,779
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
ManTech International Class A	3,157	$ 229,419
Mastercard Class A	37,075	8,955,837
MAXIMUS	7,040	409,728
†MoneyGram International	1,616	2,117
NIC	6,405	147,315
†Okta	2,451	299,659
Paychex	11,146	701,306
†PayPal Holdings	19,280	1,845,867
†Perficient	3,999	108,333
Perspecta	5,440	99,226
Sabre	24,774	146,910
Science Applications International	6,116	456,437
†Square Class A	4,058	212,558
†Sykes Enterprises	6,187	167,791
TTEC Holdings	5,612	206,073
†Twilio Class A	2,382	213,165
†Unisys	5,740	70,889
†VeriSign	5,415	975,187
†Virtusa	3,607	102,439
Visa Class A	56,802	9,151,938
Western Union	21,608	391,753
†WEX	2,129	222,587
		51,525,159
Leisure Products–0.18%
Acushnet Holdings	8,589	220,909
†American Outdoor Brands	8,067	66,956
Brunswick	10,378	367,070
Callaway Golf	14,182	144,940
Hasbro	7,036	503,426
Johnson Outdoors Class A	842	52,793
†Malibu Boats Class A	3,566	102,665
†Mattel	13,824	121,789
†Nautilus	4,229	11,038
Polaris Industries	5,726	275,707
†Vista Outdoor	7,301	64,249
		1,931,542
Life Sciences Tools & Services–1.06%
Agilent Technologies	9,353	669,862
†Bio-Rad Laboratories Class A	1,480	518,829
Bio-Techne	3,020	572,653
Bruker	15,441	553,714
†Charles River Laboratories International	5,725	722,552
†Illumina	3,335	910,855
†IQVIA Holdings	7,144	770,552
Luminex	4,176	114,965
†Medpace Holdings	3,967	291,099
†Mettler-Toledo International	1,438	992,953
PerkinElmer	5,921	445,733
†PRA Health Sciences	4,979	413,456

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Repligen	4,213	$ 406,723
†Syneos Health	7,453	293,797
Thermo Fisher Scientific	10,126	2,871,734
†Waters	4,062	739,487
		11,288,964
Machinery–2.70%
AGCO	9,769	461,585
Alamo Group	1,868	165,841
Albany International Class A	2,740	129,684
Allison Transmission Holdings	11,348	370,058
Altra Industrial Motion	5,435	95,058
Astec Industries	3,444	120,437
Barnes Group	6,223	260,308
Briggs & Stratton	6,831	12,364
Caterpillar	29,319	3,402,177
†Chart Industries	3,942	114,239
†CIRCOR International	2,161	25,132
†Colfax	13,541	268,112
Columbus McKinnon	3,989	99,725
Crane	5,256	258,490
Cummins	10,666	1,443,323
Deere & Co.	13,742	1,898,595
Donaldson	12,837	495,893
Douglas Dynamics	3,817	135,542
Dover	10,038	842,590
Enerpac Tool Group	7,069	116,992
EnPro Industries	3,111	123,133
ESCO Technologies	2,378	180,514
†Evoqua Water Technologies	3,982	44,638
Federal Signal	7,571	206,537
Flowserve	11,478	274,209
Fortive	9,876	545,056
Franklin Electric	5,404	254,691
Gorman-Rupp	3,528	110,109
Graco	13,628	664,093
Greenbrier	6,320	112,117
Helios Technologies	4,904	185,960
Hillenbrand	7,862	150,243
Hyster-Yale Materials Handling	2,265	90,804
IDEX	4,443	613,623
Illinois Tool Works	13,375	1,900,855
†Ingersoll Rand	15,190	376,712
ITT	10,472	475,010
John Bean Technologies	2,531	187,977
Kadant	1,257	93,835
Kennametal	9,700	180,614
†LB Foster Class A	1,339	16,550
Lincoln Electric Holdings	6,053	417,657
Lindsay	1,158	106,050
†Lydall	4,164	26,899
†Manitowoc	5,279	44,872
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Meritor	9,827	$ 130,208
†Middleby	3,797	215,973
Mueller Industries	7,847	187,857
Mueller Water Products Class A	19,692	157,733
†Navistar International	9,723	160,332
NN	2,981	5,157
Nordson	4,449	600,926
Oshkosh	8,768	564,045
PACCAR	22,943	1,402,506
Parker-Hannifin	6,409	831,440
Park-Ohio Holdings	1,206	22,842
Pentair	8,996	267,721
†Proto Labs	1,861	141,678
†RBC Bearings	2,276	256,710
REV Group	7,071	29,486
Rexnord	13,942	316,065
Snap-on	4,695	510,910
Spartan Motors	3,500	45,185
†SPX	3,638	118,744
†SPX FLOW	6,438	182,968
Standex International	1,405	68,873
Stanley Black & Decker	5,161	516,100
Tennant	2,245	130,098
Terex	9,992	143,485
Timken	8,361	270,395
Titan International	4,215	6,533
Toro	9,030	587,763
†TriMas	5,477	126,519
Trinity Industries	14,172	227,744
Wabash National	13,252	95,679
†WABCO Holdings	4,566	616,638
Wabtec	7,020	337,873
Watts Water Technologies Class A	2,752	232,957
†Welbilt	12,316	63,181
Woodward	6,253	371,678
Xylem	9,129	594,572
		28,637,477
Marine–0.05%
Costamare	10,400	47,008
Genco Shipping & Trading	1,685	10,818
†Kirby	5,754	250,126
Matson	7,118	217,953
Scorpio Bulkers	16,053	40,614
		566,519
Media–1.80%
†Altice USA Class A	9,712	216,480
†AMC Networks Class A	4,165	101,251
Cable One	819	1,346,444
†Charter Communications Class A	6,836	2,982,615

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Clear Channel Outdoor Holdings	2,039	$ 1,305
Comcast Class A	190,897	6,563,039
†comScore	6,307	17,786
†Discovery Class A	16,083	312,653
†Discovery Class C	21,601	378,881
†DISH Network Class A	15,803	315,902
Emerald Holding	7,655	19,826
Entercom Communications Class A	18,467	31,579
Entravision Communications Class A	11,605	23,558
EW Scripps Class A	6,953	52,426
Fox Class A	17,665	417,424
†Fox Class B	11,478	262,617
Gannett	20,670	30,592
†Gray Television	12,929	138,857
Interpublic Group	34,910	565,193
John Wiley & Sons Class A	8,331	312,329
†Liberty Broadband Class A	1,624	173,768
†Liberty Broadband Class C	5,861	648,930
†Liberty Latin America Class C	6,555	67,254
†Liberty Media-Liberty SiriusXM Class A	5,940	188,239
†Liberty Media-Liberty SiriusXM Class C	12,277	388,199
†Loral Space & Communications	573	9,311
Meredith	4,281	52,314
†MSG Networks Class A	7,386	75,337
National CineMedia	6,797	22,158
New York Times Class A	15,478	475,329
News Class A	30,416	272,984
News Class B	10,371	93,235
Nexstar Media Group Class A	5,697	328,888
Omnicom Group	14,332	786,827
Scholastic	4,716	120,211
Sinclair Broadcast Group Class A	4,167	67,005
Sirius XM Holdings	68,041	336,123
TEGNA	26,053	282,936
Tribune Publishing	2,738	22,205
ViacomCBS Class A	178	3,174
ViacomCBS Class B	38,155	534,552
		19,039,736
Metals & Mining–0.56%
†Alcoa	18,767	115,605
†Allegheny Technologies	11,771	100,053
Carpenter Technology	7,558	147,381
†Century Aluminum	19,579	70,876
Cleveland-Cliffs	29,287	115,684
†Coeur Mining	44,499	142,842
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Commercial Metals	17,961	$ 283,604
Compass Minerals International	5,573	214,393
†Ferroglobe	12,975	5,904
Freeport-McMoRan	81,180	547,965
Haynes International	1,268	26,133
Hecla Mining	58,317	106,137
Kaiser Aluminum	1,961	135,858
Materion	3,100	108,531
Newmont	19,903	901,208
Nucor	20,697	745,506
Reliance Steel & Aluminum	6,581	576,430
Royal Gold	5,496	482,054
†Ryerson Holding	607	3,229
Schnitzer Steel Industries Class A	2,756	35,938
Southern Copper	3,216	90,563
Steel Dynamics	21,496	484,520
SunCoke Energy	15,427	59,394
†TimkenSteel	6,778	21,893
United States Steel	19,736	124,534
Warrior Met Coal	8,374	88,932
Worthington Industries	7,634	200,392
		5,935,559
Multiline Retail–0.54%
Big Lots	8,831	125,577
Dillard's Class A	3,626	133,981
Dollar General	9,706	1,465,703
†Dollar Tree	12,823	942,106
†JC Penney	41,484	14,934
Kohl's	24,135	352,130
Macy's	41,432	203,431
Nordstrom	14,481	222,138
†Ollie's Bargain Outlet Holdings	3,936	182,394
Target	22,829	2,122,412
		5,764,806
Multi-Utilities–0.90%
Ameren	11,159	812,710
Avista	6,743	286,510
Black Hills	4,628	296,331
CenterPoint Energy	22,804	352,322
CMS Energy	13,170	773,737
Consolidated Edison	10,269	800,982
Dominion Energy	26,389	1,905,022
DTE Energy	6,090	578,367
MDU Resources Group	18,965	407,748
NiSource	16,856	420,894
NorthWestern	4,293	256,850
Public Service Enterprise Group	16,849	756,689
Sempra Energy	6,916	781,439

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
Unitil	1,492	$ 78,061
WEC Energy Group	11,137	981,504
		9,489,166
Oil, Gas & Consumable Fuels–2.38%
†Antero Resources	21,428	15,276
Apache	24,746	103,438
Arch Coal Class A	2,884	83,348
Berry Petroleum	5,961	14,366
†Bonanza Creek Energy	1,747	19,654
Cabot Oil & Gas	20,312	349,163
†Callon Petroleum	54,429	29,822
†Centennial Resource Development Class A	22,272	5,858
†Cheniere Energy	13,682	458,347
†Chesapeake Energy	118,818	20,520
Chevron	84,701	6,137,434
Cimarex Energy	6,236	104,952
†Clean Energy Fuels	25,088	44,657
†CNX Resources	25,034	133,181
Concho Resources	9,895	424,001
ConocoPhillips	49,848	1,535,318
†CONSOL Energy	4,705	17,361
Continental Resources	6,219	47,513
CVR Energy	8,133	134,439
Delek US Holdings	14,079	221,885
†Denbury Resources	86,541	15,975
Devon Energy	28,185	194,758
DHT Holdings	14,019	107,526
Diamondback Energy	2,500	65,500
†Dorian LPG	650	5,662
†EnLink Midstream	18,193	20,012
EOG Resources	19,888	714,377
EQT	13,104	92,645
Equitrans Midstream	7,528	37,866
†Extraction Oil & Gas	10,861	4,583
Exxon Mobil	154,497	5,866,251
GasLog	10,365	37,521
Green Plains	4,898	23,755
†Gulfport Energy	21,110	9,388
Hess	12,865	428,405
†HighPoint Resources	18,721	3,557
HollyFrontier	18,276	447,945
International Seaways	3,390	80,987
Kinder Morgan	60,700	844,944
Kosmos Energy	44,165	39,554
†Laredo Petroleum	29,564	11,228
Marathon Oil	56,103	184,579
Marathon Petroleum	30,801	727,520
†Matador Resources	13,122	32,543
Murphy Oil	18,269	111,989
NACCO Industries Class A	200	5,596
Noble Energy	20,258	122,358
†Northern Oil and Gas	42,710	28,321
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Oasis Petroleum	35,805	$ 12,532
Occidental Petroleum	39,362	455,812
ONEOK	16,472	359,254
Panhandle Oil and Gas Class A	1,806	6,664
†Par Pacific Holdings	9,387	66,648
Parsley Energy Class A	24,857	142,431
PBF Energy Class A	14,133	100,062
†PDC Energy	13,619	84,574
Peabody Energy	15,632	45,333
†Penn Virginia	1,279	3,952
Phillips 66	10,030	538,110
Pioneer Natural Resources	6,800	477,020
QEP Resources	26,620	8,904
Range Resources	18,226	41,555
†Renewable Energy Group	5,557	114,085
†REX American Resources	1,042	48,463
†Ring Energy	3,975	2,618
Scorpio Tankers	6,981	133,477
SFL	19,649	186,076
SM Energy	18,345	22,381
†Southwestern Energy	52,528	88,772
†Talos Energy	7,201	41,406
Targa Resources	14,043	97,037
†Teekay	13,659	43,162
†Unit	7,473	1,943
Valero Energy	21,530	976,601
†W&T Offshore	13,431	22,833
†Whiting Petroleum	14,346	9,618
Williams	39,276	555,755
World Fuel Services	12,152	305,987
†WPX Energy	32,521	99,189
		25,258,132
Paper & Forest Products–0.10%
Boise Cascade	5,938	141,206
†Clearwater Paper	2,473	53,936
Domtar	8,467	183,226
Louisiana-Pacific	16,490	283,298
Mercer International	10,372	75,093
Neenah	2,359	101,744
PH Glatfelter	4,944	60,416
†Resolute Forest Products	7,351	9,262
Schweitzer-Mauduit International	4,384	121,963
†Verso Class A	4,244	47,872
		1,078,016
Personal Products–0.29%
Coty Class A	39,789	205,311
†Edgewell Personal Care	5,853	140,940
†elf Beauty	3,904	38,415
Estee Lauder Class A	10,189	1,623,515
†Herbalife Nutrition	9,618	280,461

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products (continued)
Inter Parfums	3,508	$ 162,596
Medifast	1,745	109,063
†Natura & Co. Holding ADR	12,284	120,875
Natural Health Trends	1,722	5,665
Nu Skin Enterprises Class A	7,013	153,234
†Revlon Class A	1,794	19,608
†USANA Health Sciences	2,793	161,324
		3,021,007
Pharmaceuticals–4.21%
†Akorn	9,574	5,373
Allergan	10,435	1,848,039
†Amphastar Pharmaceuticals	7,904	117,295
†ANI Pharmaceuticals	738	30,066
†Assertio Therapeutics	3,876	2,519
Bristol-Myers Squibb	88,948	4,957,962
†Catalent	17,323	899,930
†Corcept Therapeutics	8,642	102,753
†Cymabay Therapeutics	5,176	7,661
†Elanco Animal Health	18,657	417,730
Eli Lilly & Co.	29,646	4,112,493
†Endo International	19,354	71,610
†Horizon Therapeutics	15,728	465,863
†Innoviva	12,944	152,221
†Intra-Cellular Therapies	5,388	82,814
†Jazz Pharmaceuticals	3,133	312,485
Johnson & Johnson	102,968	13,502,194
†Lannett	7,113	49,435
†Mallinckrodt	12,633	25,013
Merck & Co.	86,083	6,623,226
†Mylan	18,918	282,067
†Otonomy	619	1,219
†Pacira BioSciences	500	16,765
Perrigo	8,951	430,454
Pfizer	210,877	6,883,025
Phibro Animal Health Class A	1,442	34,853
†Prestige Consumer Healthcare	6,536	239,741
†Reata Pharmaceuticals Class A	178	25,693
†Revance Therapeutics	3,504	51,859
†Supernus Pharmaceuticals	3,800	68,362
†Taro Pharmaceutical Industries	3,413	208,876
Zoetis	21,427	2,521,744
†Zogenix	4,371	108,095
		44,659,435
Professional Services–0.59%
†ASGN	6,674	235,726
Barrett Business Services	300	11,892
†CBIZ	9,833	205,706
CoreLogic	9,062	276,754
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†CoStar Group	768	$ 450,977
Equifax	3,968	473,978
Exponent	5,116	367,892
†Forrester Research	2,034	59,454
†Franklin Covey	993	15,431
†FTI Consulting	5,670	679,096
†GP Strategies	1,772	11,536
Heidrick & Struggles International	2,100	47,250
†Huron Consulting Group	2,990	135,626
ICF International	2,478	170,239
†InnerWorkings	2,041	2,388
Insperity	2,353	87,767
Kelly Services Class A	7,992	101,418
Kforce	4,767	121,892
Korn Ferry	6,340	154,189
ManpowerGroup	6,573	348,303
†Mistras Group	3,448	14,688
Nielsen Holdings	18,787	235,589
Resources Connection	4,071	44,659
Robert Half International	9,812	370,403
TransUnion	1,042	68,960
†TriNet Group	6,496	244,639
†TrueBlue	5,561	70,958
Verisk Analytics	8,722	1,215,672
		6,223,082
Real Estate Management & Development–0.24%
†Altisource Portfolio Solutions	2,089	16,023
†CBRE Group Class A	23,540	887,693
†Forestar Group	476	4,927
†FRP Holdings	631	27,133
†Howard Hughes	4,225	213,447
Jones Lang LaSalle	4,649	469,456
Kennedy-Wilson Holdings	16,113	216,236
†Marcus & Millichap	6,542	177,288
Newmark Group Class A	20,238	86,012
†Rafael Holdings Class B	1,698	21,751
RE/MAX Holdings Class A	3,948	86,540
Realogy Holdings	18,390	55,354
RMR Group Class A	862	23,248
†St Joe	10,227	171,609
†Tejon Ranch	2,365	33,252
		2,489,969
Road & Rail–1.25%
AMERCO	1,614	468,948
ArcBest	3,735	65,437
†Avis Budget Group	8,228	114,369
†Covenant Transportation Group Class A	3,400	29,478
CSX	33,595	1,924,994
Heartland Express	11,699	217,250
†Hertz Global Holdings	27,042	167,120

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
JB Hunt Transport Services	8,140	$ 750,752
Kansas City Southern	7,585	964,660
Knight-Swift Transportation Holdings	8,907	292,150
Landstar System	4,541	435,300
Marten Transport	7,936	162,847
Norfolk Southern	11,992	1,750,832
Old Dominion Freight Line	8,268	1,085,258
†PAM Transportation Services	306	9,410
Ryder System	7,460	197,242
†Saia	3,643	267,906
Schneider National Class B	12,607	243,819
Union Pacific	26,048	3,673,810
Universal Logistics Holdings	2,500	32,750
†USA Truck	1,448	4,590
Werner Enterprises	10,229	370,904
†YRC Worldwide	1,455	2,444
		13,232,270
Semiconductors & Semiconductor Equipment–4.68%
†Advanced Energy Industries	4,491	217,769
†Advanced Micro Devices	18,799	854,979
†Alpha & Omega Semiconductor	1,200	7,692
†Ambarella	3,562	172,971
†Amkor Technology	37,829	294,688
Analog Devices	5,594	501,502
Applied Materials	33,111	1,517,146
†Axcelis Technologies	6,725	123,135
Broadcom	12,015	2,848,756
Brooks Automation	9,566	291,763
Cabot Microelectronics	1,532	174,862
†CEVA	2,353	58,660
†Cirrus Logic	8,845	580,497
Cohu	4,934	61,083
†Cree	10,967	388,890
Cypress Semiconductor	32,772	764,243
†Diodes	7,611	309,273
†DSP Group	4,368	58,531
†Enphase Energy	3,297	106,460
Entegris	15,222	681,489
†First Solar	9,258	333,843
†FormFactor	7,433	149,329
†Ichor Holdings	2,461	47,153
†Inphi	2,993	236,956
Intel	232,496	12,582,684
KLA	9,200	1,322,408
Kulicke & Soffa Industries	6,090	127,098
Lam Research	5,946	1,427,040
†Lattice Semiconductor	16,180	288,328
†MACOM Technology Solutions Holdings	9,395	177,847
Marvell Technology Group	28,234	638,935
Maxim Integrated Products	11,953	581,035
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†MaxLinear Class A	6,970	$ 81,340
Microchip Technology	11,176	757,733
†Micron Technology	73,968	3,111,094
MKS Instruments	6,050	492,773
Monolithic Power Systems	1,814	303,772
†NeoPhotonics	2,126	15,414
NVE	50	2,602
NVIDIA	17,213	4,537,347
†ON Semiconductor	41,688	518,599
†Onto Innovation	5,965	176,982
†PDF Solutions	3,040	35,629
†Photronics	5,636	57,825
Power Integrations	2,809	248,119
†Qorvo	6,407	516,596
QUALCOMM	40,021	2,707,421
†Rambus	17,462	193,828
†Semtech	6,166	231,225
†Silicon Laboratories	1,698	145,026
Skyworks Solutions	11,238	1,004,452
†SMART Global Holdings	4,360	105,948
†SolarEdge Technologies	6,024	493,245
†Synaptics	4,615	267,070
Teradyne	10,902	590,561
Texas Instruments	37,904	3,787,747
†Ultra Clean Holdings	2,793	38,543
Universal Display	1,770	233,251
†Veeco Instruments	6,193	59,267
Xilinx	10,828	843,934
Xperi	7,199	100,138
		49,584,526
Software–6.49%
†ACI Worldwide	8,610	207,932
†Adobe	11,801	3,755,550
†Alarm.com Holdings	2,786	108,403
†Alteryx Class A	939	89,365
†ANSYS	3,253	756,225
†Appfolio Class A	1,131	125,484
†Aspen Technology	5,265	500,544
†Atlassian Class A	1,472	202,047
†Autodesk	5,266	822,023
†Avalara	1,863	138,980
†Avaya Holdings	10,940	88,505
Blackbaud	3,139	174,371
†Bottomline Technologies	1,500	54,975
†Cadence Design Systems	14,271	942,457
CDK Global	9,277	304,749
†Cerence	3,782	58,243
Citrix Systems	7,010	992,266
†CommVault Systems	1,800	72,864
†Cornerstone OnDemand	1,568	49,784
†Coupa Software	1,504	210,154
†DocuSign	2,254	208,270
†Dropbox Class A	7,150	129,415

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Ebix	3,512	$ 53,312
†Envestnet	1,992	107,130
†Fair Isaac	1,877	577,534
†FireEye	783	8,284
†Fortinet	3,418	345,799
†Globant	1,063	93,416
†Guidewire Software	2,853	226,271
†HubSpot	1,237	164,756
Intuit	8,576	1,972,480
j2 Global	5,206	389,669
LogMeIn	4,791	398,995
†Manhattan Associates	5,762	287,063
Microsoft	256,463	40,446,780
†MicroStrategy Class A	1,106	130,619
†New Relic	1,830	84,619
NortonLifeLock	13,452	251,687
†Nuance Communications	26,062	437,320
†OneSpan	3,332	60,476
Oracle	109,828	5,307,987
†Palo Alto Networks	1,493	244,792
†Paycom Software	3,236	653,704
†Paylocity Holding	1,771	156,415
Pegasystems	3,592	255,858
Progress Software	4,679	149,728
†Proofpoint	1,590	163,118
†PTC	2,065	126,399
QAD Class A	1,105	44,123
†Qualys	1,453	126,396
†RealPage	4,008	212,143
†RingCentral Class A	402	85,188
†salesforce.com	10,083	1,451,750
Sapiens International	854	16,243
†Seachange International	2,000	7,440
†ServiceNow	2,218	635,634
†Splunk	2,645	333,878
SS&C Technologies Holdings	10,872	476,411
†Synchronoss Technologies	4,423	13,490
†Synopsys	3,261	419,984
†Telenav	2,300	9,936
†Teradata	10,985	225,083
TiVo	16,231	114,915
†Trade Desk Class A	863	166,559
†Tyler Technologies	1,278	379,004
†Verint Systems	5,416	232,888
†VMware Class A	1,975	239,173
†Workday Class A	1,507	196,242
†Zendesk	3,338	213,665
†Zscaler	1,623	98,776
		68,785,738
Specialty Retail–2.43%
Aaron's	6,205	141,350
Abercrombie & Fitch Class A	8,315	75,583
Advance Auto Parts	4,940	461,001
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
American Eagle Outfitters	22,452	$ 178,493
†America's Car-Mart	962	54,209
†Asbury Automotive Group	4,259	235,225
†Ascena Retail Group	1,402	1,949
†At Home Group	6,725	13,585
†AutoNation	13,117	368,063
†AutoZone	1,013	856,998
†Barnes & Noble Education	6,119	8,322
Bed Bath & Beyond	20,862	87,829
Best Buy	17,025	970,425
Big 5 Sporting Goods	900	963
†Boot Barn Holdings	3,430	44,350
Buckle	2,120	29,065
†Build-A-Bear Workshop	2,901	4,148
†Burlington Stores	4,340	687,716
Caleres	7,320	38,064
†CarMax	11,906	640,900
Cato Class A	4,303	45,913
Chico's FAS	18,957	24,455
Children's Place	1,721	33,663
Citi Trends	2,149	19,126
†Conn's	6,316	26,401
Designer Brands Class A	11,901	59,267
Dick's Sporting Goods	8,270	175,820
†Express	12,788	19,054
†Five Below	3,322	233,802
†Floor & Decor Holdings Class A	5,614	180,153
Foot Locker	14,273	314,720
†Francesca's Holdings	557	1,264
GameStop Class A	17,127	59,944
Gap	31,510	221,830
†Genesco	3,102	41,381
Group 1 Automotive	3,419	151,325
Guess	11,019	74,599
Haverty Furniture	2,655	31,568
†Hibbett Sports	4,645	50,793
Home Depot	34,027	6,353,181
†Hudson Class A	2,755	13,830
L Brands	11,417	131,981
Lithia Motors Class A	3,476	284,302
Lowe's	31,751	2,732,174
†MarineMax	2,439	25,414
†Michaels	14,861	24,075
Monro	3,844	168,406
†Murphy USA	4,627	390,334
†National Vision Holdings	4,591	89,157
Office Depot	89,288	146,432
†O'Reilly Automotive	3,146	947,103
†Party City Holdco	12,534	5,744
Penske Automotive Group	11,105	310,940
Rent-A-Center	8,035	113,615
†RH	1,851	185,970
Ross Stores	15,178	1,320,031

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Sally Beauty Holdings	12,560	$ 101,485
Shoe Carnival	1,575	32,713
Signet Jewelers	8,178	52,748
†Sleep Number	4,561	87,389
Sonic Automotive Class A	5,355	71,114
†Sportsman's Warehouse Holdings	165	1,016
Tailored Brands	4,077	7,094
Tiffany & Co.	8,129	1,052,705
TJX	49,413	2,362,436
Tractor Supply	8,025	678,514
†Ulta Beauty	4,041	710,004
†Urban Outfitters	16,473	234,576
Williams-Sonoma	9,099	386,889
Winmark	151	19,240
†Zumiez	4,241	73,454
		25,777,382
Technology Hardware, Storage & Peripherals–5.11%
†3D Systems	12,600	97,146
Apple	193,168	49,120,690
†Avid Technology	6,614	44,512
†Dell Technologies Class C	8,375	331,231
Hewlett Packard Enterprise	59,187	574,706
HP	55,166	957,682
†NCR	13,077	231,463
NetApp	14,388	599,836
†Pure Storage Class A	2,550	31,365
Seagate Technology	18,341	895,041
†Stratasys	4,881	77,852
Western Digital	18,006	749,410
†Xerox Holdings	23,774	450,279
		54,161,213
Textiles, Apparel & Luxury Goods–0.84%
†Capri Holdings	15,972	172,338
Carter's	4,829	317,410
Columbia Sportswear	6,536	456,017
†Crocs	5,293	89,928
Culp	695	5,115
†Deckers Outdoor	3,211	430,274
†Fossil Group	8,573	28,205
†G-III Apparel Group	9,262	71,317
Hanesbrands	28,474	224,090
†Kontoor Brands	1,846	35,388
†Lululemon Athletica	4,420	837,811
Movado Group	2,255	26,654
NIKE Class B	48,316	3,997,666
Oxford Industries	2,792	101,238
PVH	5,201	195,766
Ralph Lauren	3,815	254,956
†Skechers U.S.A. Class A	13,059	310,021
Steven Madden	8,925	207,328
Tapestry	16,823	217,858
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Under Armour Class A	8,228	$ 75,780
†Under Armour Class C	8,286	66,785
†Unifi	3,174	36,660
†Vera Bradley	810	3,337
VF	11,580	626,246
Wolverine World Wide	10,329	157,001
		8,945,189
Thrifts & Mortgage Finance–0.41%
†Axos Financial	7,624	138,223
Capitol Federal Financial	21,314	247,456
†Columbia Financial	6,136	88,358
Essent Group	9,692	255,287
Federal Agricultural Mortgage Class C	1,195	66,478
First Defiance Financial	4,031	59,417
Flagstar Bancorp	7,368	146,107
HomeStreet	2,845	63,244
Kearny Financial	15,285	131,298
†LendingTree	922	169,086
Meridian Bancorp	8,312	93,261
Meta Financial Group	7,426	161,293
MGIC Investment	35,831	227,527
†Mr Cooper Group	6,569	48,151
New York Community Bancorp	39,410	370,060
†NMI Holdings Class A	9,001	104,502
Northfield Bancorp	6,724	75,242
Northwest Bancshares	14,286	165,289
OceanFirst Financial	7,155	113,836
PennyMac Financial Services Class A	9,476	209,514
Provident Financial Services	9,985	128,407
Radian Group	23,244	301,010
Sterling Bancorp	1,664	7,155
TFS Financial	9,915	151,402
TrustCo Bank	12,472	67,474
Walker & Dunlop	4,483	180,530
Washington Federal	9,358	242,934
Waterstone Financial	3,925	57,069
WSFS Financial	9,706	241,873
		4,311,483
Tobacco–0.68%
Altria Group	84,210	3,256,401
Philip Morris International	49,489	3,610,717
Universal	3,560	157,388
Vector Group	17,305	163,013
		7,187,519
Trading Companies & Distributors–0.63%
Air Lease	16,007	354,395
Applied Industrial Technologies	5,007	228,920

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†Beacon Roofing Supply	8,312	$ 137,480
†BMC Stock Holdings	11,516	204,179
†CAI International	2,879	40,709
†DXP Enterprises	1,631	19,996
Fastenal	31,166	973,937
GATX	4,500	281,520
†GMS	6,711	105,564
H&E Equipment Services	6,917	101,542
†HD Supply Holdings	14,675	417,210
†Herc Holdings	3,940	80,612
Kaman	3,636	139,877
†MRC Global	11,216	47,780
MSC Industrial Direct Class A	5,382	295,849
†NOW	13,867	71,554
Rush Enterprises Class A	4,686	149,577
†SiteOne Landscape Supply	1,171	86,209
Systemax	4,022	71,310
†Textainer Group Holdings	6,500	53,430
†Titan Machinery	4,300	37,367
Triton International	9,649	249,620
†United Rentals	7,828	805,501
†Univar Solutions	13,479	144,495
†Veritiv	1,100	8,646
Watsco	3,045	481,201
†WESCO International	6,314	144,275
WW Grainger	3,647	906,280
		6,639,035
Transportation Infrastructure–0.01%
Macquarie Infrastructure	5,269	133,042
		133,042
Water Utilities–0.23%
American States Water	4,789	391,453
American Water Works	8,616	1,030,129
California Water Service Group	5,288	266,092
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities (continued)
Essential Utilities	10,156	$ 413,349
Middlesex Water	1,357	81,583
SJW Group	3,075	177,643
York Water	591	25,685
		2,385,934
Wireless Telecommunication Services–0.22%
†Boingo Wireless	4,098	43,480
Shenandoah Telecommunications	6,684	329,187
Spok Holdings	1,858	19,862
†Sprint	44,078	379,952
Telephone & Data Systems	9,452	158,416
†T-Mobile US	15,158	1,271,756
†United States Cellular	3,838	112,415
		2,315,068
Total Common Stock (Cost $855,682,363)		1,054,328,397
RIGHTS–0.00%
=†πAchillion Pharmace	5,527	2,542
=†πMedia General CVR	16,818	1,598
Total Rights (Cost $2,542)		4,140

MONEY MARKET FUND–0.47%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.32%)	5,024,001	5,024,001
Total Money Market Fund (Cost $5,024,001)		5,024,001

TOTAL INVESTMENTS–99.90% (Cost $860,708,906)	1,059,356,538
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	1,068,786
NET ASSETS APPLICABLE TO 40,285,237 SHARES OUTSTANDING–100.00%	$1,060,425,324

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2020, the aggregate value of restricted securities was $4,140, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Achillion Pharmace	1/29/2020	$2,542	$2,542
Media General CVR	1/18/2017	—	1,598
Total		$2,542	$4,140

Summary of Abbreviations:
ADR–American Depositary Receipt
CVR–Contingent Value Rights
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,054,328,397	$—	$—	$1,054,328,397
Rights	—	—	4,140	4,140
Money Market Fund	5,024,001	—	—	5,024,001
Total Investments	$1,059,352,398	$—	$4,140	$1,059,356,538
During the period ended March 31, 2020, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–25